Note 30 - Legal Claim Contingency - Contingent Liabilities Schedule (Details) - CAD ($) $ in Thousands		Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
contingent liabilities		$ 9,716	$ 11,422	$ 635
Regulatory provision [member]
Statement Line Items [Line Items]
contingent liabilities		184		0
Legal proceedings contingent liability [member]
Statement Line Items [Line Items]
contingent liabilities	[1]	8,831		138
Other environment related contingent liability [member]
Statement Line Items [Line Items]
contingent liabilities		$ 701		$ 497

[1]	Sigma Brazil is a party to arbitrations filed during the second half of 2024, amounting to $11,422 million, out of which $8,100 million is recognized in the Company's statement, as per note 14 (suppliers’ costs). The Company’s management, advised by its legal counsel, assessed the likelihood of loss as possible.